INCOME TAXES (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 264	$ 198,249
Tax rate	34.00%	34.00%
Tax benefit of net operating loss carryforward	$ 90	$ 67,405
Valuation allowance	$ (90)	$ (67,405)
Deferred income tax asset